Reverse Recapitalization and Related Transactions 10-Q	6 Months Ended
Jun. 30, 2026
Reverse Recapitalization and Related Transactions [Abstract]
Reverse Recapitalization Disclosure [Text Block]
3. Reverse Recapitalization and Related Transactions
Description of the Transaction
On the Closing Date, A Paradise, a blank check company that migrated to and domesticated as a Texas corporation immediately prior to Closing, consummated the previously announced business combination (the “Business Combination”) pursuant to the BCA, dated as of November 26, 2025, by and among APAD, A Paradise Merger Sub I, Inc., a Cayman Islands exempted company and direct wholly owned subsidiary of APAD (“Merger Sub”), and Enhanced Ltd, a Cayman Islands exempted company (“Enhanced” or the “Target Business”). Pursuant to the BCA, Merger Sub merged with and into Enhanced, with Enhanced surviving as a wholly owned subsidiary of APAD. In connection with the Closing, APAD changed its name to Enhanced Group Inc. APAD shareholders approved the Business Combination at an extraordinary general meeting held May 1, 2026, and the Company’s Class A common stock commenced trading on the New York Stock Exchange under the symbol “ENHA” on May 8, 2026.
The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP, with Enhanced determined to be the accounting acquirer. This determination was based on Enhanced’s equity holders holding a majority of the voting power of the combined company, Enhanced’s senior management comprising substantially all of the combined company’s senior management, Enhanced’s operations representing substantially all of the combined company’s ongoing operations, and Enhanced’s relative size significantly exceeding that of APAD. Accordingly, the Business Combination was treated as the equivalent of Enhanced issuing stock for the net assets of APAD, accompanied by a recapitalization. The net assets of APAD were recorded at historical cost, with no goodwill or other intangible assets recognized. The Company’s historical financial statements prior to the Closing are those of Enhanced, and all share and per-share
amounts have been retroactively restated to reflect the exchange ratio of 7.6021255 APAD shares for every one Enhanced share, which was established in the BCA (the “Exchange Ratio”).
Trust Account, Redemptions, and SAFE Conversion
At the Closing, holders of 19,611,370 shares of APAD Class A common stock exercised redemption rights, receiving an aggregate of $201.7 million from APAD’s trust account. After redemptions and payment of transaction expenses, approximately $3.0 million of trust cash was released to Enhanced. Concurrently, the Company’s outstanding Simple Agreements for Future Equity (“SAFEs”) automatically converted into 4,001,682 shares of Class A common stock and warrants to purchase 2,000,841 shares of Class A common stock. The warrants are exercisable at $10.00 per share for two years from the Closing Date and are callable by the Company if the Class A common stock trades at or above $15.00 per share for at least 20 of any 30 consecutive trading days.
Upon the Closing, all outstanding shares of Enhanced Ltd’s Series
A-1,
Series
A-2,
and Series B convertible preferred stock, with an aggregate carrying value of approximately $26.9 million, were converted into 30,206,050 shares of Class A common stock at the Exchange Ratio of 7.6021255, with no gain or loss recognized on conversion. The preferred shares have been retroactively restated to reflect the change in capital structure as a result of the Business Combination.

Transaction Costs
Direct, incremental costs of the equity transaction, capitalized as deferred offering costs prior to the Closing, together with the value of advisor shares issued in connection with the Business Combination, were evaluated under SEC Staff Accounting Bulletin Topic 5.A. Because such costs exceeded the cash proceeds available for offset, approximately $3.0 million was charged against additional paid-in
capital and the remaining approximately $6.2 million was expensed within transaction costs in the condensed consolidated statements of operations for the three and six months ended June 30, 2026. The Company also incurred other transaction expenses during the three and six months ended June 30, 2026, consisting of banking, investor relations, and other advisory fees directly related to the Business Combination that do not qualify as incremental costs of the equity transaction and are expensed as incurred. In total, the Company recognized transaction expenses of $10.9 million and $12.5 million for the three and six months ended June 30, 2026, respectively, in the condensed consolidated statements of operations and comprehensive loss.
Impact on Equity Structure
As a result of the reverse recapitalization, the Company’s equity structure reflects that of the legal acquirer, while the underlying assets and liabilities are those of Enhanced, recorded at historical carrying values. Shares and per-share
amounts for all periods prior to the Closing have been retroactively restated using the Exchange Ratio for purposes of calculating basic and diluted earnings per share in accordance with
ASC 260, Earnings Per Share
.